Taxation - Income tax benefit (expense) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Deferred taxation
Taxation	$ 208	$ 62	$ 250
South Africa
Disclosure of Income Taxes [Line Items]
Normal taxation	1	0	0
Deferred taxation
Other temporary differences	(13)	(15)	(18)
Change in estimated deferred tax rate	0	0	(14)
Taxation	(12)	(15)	(32)
Foreign taxation
Disclosure of Income Taxes [Line Items]
Normal taxation	225	90	299
Deferred taxation
Other temporary differences	(4)	(13)	(28)
Change in estimated deferred tax rate	(2)	0	9
Prior year (over) under provision	0	4	1
Change in statutory tax rate	0	0	2
Prior year under (over) provision	1	(4)	(1)
Taxation	$ 220	$ 77	$ 282